Foreclosed Assets (Expenses Related To Foreclosed Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Foreclosed Assets Expenses Related To Foreclosed Assets [Abstract]
Net loss (gain) on sales	$ (28)	$ (338)	$ (7)
Provision for unrealized losses		962	1,139
Operating expenses, net of rental income	73	28	55
Foreclosed assets, net	$ 45	$ 652	$ 1,187